MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Derivative Liability Measurement Inputs (Details)	Sep. 30, 2022	May 17, 2022	Dec. 31, 2021
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	1.333	1.308	0.850
Expected term in years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	2.5	2.5	2.5
Dividend rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.000	0.000	0.000
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.0424	0.0267	0.00155